Employee Defined Contribution Plan - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Defined Contribution Plan Disclosure [Line Items]
Employee Defined Contribution Plan, amount expensed	$ 4,953	30,732	14,875	6,297